UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2013

1.800344.109

NFS-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.44% 5/7/13, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.27% 5/7/13, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.41% 5/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,300,000	1,300,000
		2,800,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.24% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.26% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,140,000	2,140,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.25% 5/7/13, VRDN (b)(e)	4,700,000	4,700,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.38% 5/7/13, VRDN (b)	1,300,000	1,300,000
0.4% 5/7/13, VRDN (b)	2,900,000	2,900,000
		8,900,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4242, 0.24% 5/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	3,845,000	3,845,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.44% 5/7/13, VRDN (b)(e)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.4% 5/7/13, VRDN (b)	800,000	800,000
Series 2012 A, 0.42% 5/7/13, VRDN (b)(e)	3,100,000	3,100,000
		3,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 55.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,200,000	$ 2,200,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4% 5/7/13, LOC HSBC Bank USA, NA, VRDN (b)(e)	1,030,000	1,030,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.34% 5/7/13, LOC HSBC Bank USA, NA, VRDN (b)(e)	8,260,000	8,260,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.24% 5/7/13, LOC Wells Fargo Bank NA, VRDN (b)	11,675,000	11,675,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1A, 0.3% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	65,400,000	65,400,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/13, LOC Bank of America NA, VRDN (b)	30,015,000	30,015,000
Nassau Health Care Corp. Rev. Series 2009 B2, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (b)	18,160,000	18,160,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	7,925,000	7,925,000
Series MS 3324, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	6,650,000	6,650,000
Series Putters 2949, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 2951, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,530,000	7,530,000
Series Putters 3118, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3217, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,905,000	16,905,000
Series Putters 4075, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	1,800,000	1,800,000
Series Putters 4144 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,665,000	5,665,000
Series Putters 4237, 0.24% 5/7/13 (Liquidity Facility Deutsche Bank AG) (b)(f)	7,080,000	7,080,000
Series ROC II R 14000X, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	3,100,000	3,100,000
Series ROC II R 14045, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	10,150,000	10,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Solar 07 91, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 10,020,000	$ 10,020,000
Series 1994 A10, 0.21% 5/1/13, LOC JPMorgan Chase Bank, VRDN (b)	3,285,000	3,285,000
Series 1995 B8, 0.23% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,300,000	31,300,000
Series 1995 F5, 0.23% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	26,000,000	26,000,000
Series 2003 C2, 0.23% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	6,000,000	6,000,000
Series 2003 C4, 0.22% 5/7/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	1,675,000	1,675,000
Series 2004 A2, 0.28% 5/7/13, LOC Bank of America NA, VRDN (b)	47,400,000	47,400,000
Series 2004 A3, 0.23% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	6,900,000	6,900,000
Series 2004 H6, 0.23% 5/7/13, LOC Bank of America NA, VRDN (b)	14,325,000	14,325,000
Series 2004 H8, 0.23% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (b)	8,900,000	8,900,000
Series 2006 E2, 0.21% 5/1/13, LOC Bank of America NA, VRDN (b)	8,135,000	8,135,000
Series 2006 I3, 0.18% 5/1/13, LOC Bank of America NA, VRDN (b)	24,635,000	24,635,000
Series 2006 I6, 0.21% 5/1/13, LOC California Teachers Retirement Sys., VRDN (b)	2,000,000	2,000,000
Series 2006 I7, 0.29% 5/7/13, LOC Bank of America NA, VRDN (b)	42,800,000	42,800,000
Series 2008 J6, 0.2% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	41,680,000	41,680,000
Series 2012 G3, 0.22% 5/7/13 (Liquidity Facility Citibank NA), VRDN (b)	4,850,000	4,850,000
Series 2013 F3, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	19,000,000	19,000,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)	22,255,000	22,255,000
Series 2008 E, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,960,000	1,960,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.24% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	10,100,000	10,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 5,430,000	$ 5,430,000
(270 East Burnside Avenue Apts.) Series A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	6,400,000	6,400,000
(Aldus Street Apts. Proj.) Series A, 0.22% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.24% 5/7/13, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.23% 5/7/13, LOC RBS Citizens NA, VRDN (b)	73,200,000	73,200,000
(Cook Street Apts. Proj.) Series A, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.26% 5/7/13, LOC Citibank NA, VRDN (b)	8,220,000	8,220,000
(First Avenue Dev. Proj.) Series 2002 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.23% 5/7/13, LOC Citibank NA, VRDN (b)(e)	10,400,000	10,400,000
(Peter Cintron Apts. Proj.) Series C, 0.22% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.27% 5/7/13, LOC Landesbank Baden-Wuert, VRDN (b)(e)	16,800,000	16,800,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(Thessalonica Court Apts. Proj.) Series A, 0.23% 5/7/13, LOC Citibank NA, VRDN (b)(e)	4,700,000	4,700,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.23% 5/7/13, LOC Citibank NA, VRDN (b)(e)	5,665,000	5,665,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	18,000,000	18,000,000
Series 2005 A, 0.23% 5/7/13, LOC Citibank NA, VRDN (b)(e)	4,750,000	4,750,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.25% 5/7/13, LOC Freddie Mac, VRDN (b)	7,400,000	7,400,000
(Morris Avenue Apts. Proj.) Series A, 0.24% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	23,600,000	23,600,000
(West 43rd Street Proj.) Series 1999 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	43,600,000	43,600,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	1,500,000	1,500,000
Series 2009 A, 0.24% 5/7/13, LOC Freddie Mac, VRDN (b)	7,500,000	7,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.25% 5/7/13, LOC RBS Citizens NA, VRDN (b)	$ 14,370,000	$ 14,370,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.31% 5/7/13, LOC Bank of America NA, VRDN (b)	5,380,000	5,380,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.28% 5/7/13, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,988,000	2,988,000
Series BA 08 1206, 0.25% 5/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,000,000	11,000,000
Series EGL 06 74 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 7050083 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	12,220,000	12,220,000
Series MS 3310, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	8,905,000	8,905,000
Series MT 740, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,180,000	2,180,000
Series Putters 1289, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,580,000	1,580,000
Series Putters 2559, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335,000	5,335,000
Series Putters 3223, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,500,000	1,500,000
Series Putters 3384, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,970,000	7,970,000
Series Putters 3497Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,025,000	13,025,000
Series ROC II R 11916, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,050,000	5,050,000
Series ROC II R 11931, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,815,000	6,815,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11966, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	$ 10,000,000	$ 10,000,000
Series 2006 AA-1B, 0.21% 5/1/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	7,800,000	7,800,000
Series 2008 B3, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	3,000,000	3,000,000
Series 2008 BB2, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	9,700,000	9,700,000
Series 2009 BB2, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	33,400,000	33,400,000
Series FF, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	21,500,000	21,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 3505, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	4,035,000	4,035,000
Series BC 11 6B, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,250,000	8,250,000
Series BC 11 8B, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,300,000	9,300,000
Series Putters 3544, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series Putters 3545, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,860,000	5,860,000
Series ROC II R 11903, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,440,000	5,440,000
Series ROC II R 11971, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	7,065,000	7,065,000
Series ROC II R 11994, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,480,000	6,480,000
Series 2001 A, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,700,000	21,700,000
Series 2001 B, 0.21% 5/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	15,300,000	15,300,000
Series 2003 1A, 0.23% 5/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,380,000	3,380,000
Series 2003 A2, 0.21% 5/2/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	117,000,000	117,000,000
Series 2003 C2, 0.2% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,200,000	1,200,000
Series C, 0.19% 5/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	18,500,000	18,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.24% 5/7/13, LOC Citibank NA, VRDN (b)	$ 7,300,000	$ 7,300,000
Participating VRDN:
Series Putters 3680, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11927, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,365,000	6,365,000
Series MS 3275, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 3239, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,015,000	7,015,000
Series Putters 3518, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,240,000	11,240,000
Series Putters 3698 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,465,000	5,465,000
Series Putters 3875, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000,000	7,000,000
Series ROC II R 11984, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.25% 5/7/13, LOC HSBC Bank USA, NA, VRDN (b)	2,310,000	2,310,000
(City Univ. Proj.) Series 2008 C, 0.23% 5/7/13, LOC Bank of America NA, VRDN (b)	75,000,000	75,000,000
(College of New Rochelle Proj.) Series 2008, 0.28% 5/7/13, LOC RBS Citizens NA, VRDN (b)	22,215,000	22,215,000
(Fordham Univ. Proj.) Series 2008 A2, 0.23% 5/7/13, LOC Bank of America NA, VRDN (b)	2,350,000	2,350,000
(Pratt Institute Proj.) Series 2009 B, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (b)	9,825,000	9,825,000
Series 2006, 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (b)	6,575,000	6,575,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
ROC II R 11944, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	$ 6,000,000	$ 6,000,000
Series EGL 06 47 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	14,900,000	14,900,000
Series EGL 07 0066, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series Putters 1955, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,140,000	10,140,000
Series Putters 3382, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,995,000	14,995,000
Series Putters 3803, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	8,870,000	8,870,000
Series ROC II R 11975, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,290,000	5,290,000
Series ROCS II R 11955, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series WF 11 116C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,935,000	3,935,000
Series 2006 A2, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (b)	14,130,000	14,130,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	7,000,000	7,000,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.24% 5/7/13, LOC Bank of America NA, VRDN (b)	77,900,000	77,900,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.28% 5/7/13, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.3% 5/7/13, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.22% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	$ 26,000,000	$ 26,000,000
Series 2002 A, 0.22% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	60,000,000	60,000,000
Series 2004 A, 0.22% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	17,200,000	17,200,000
(505 West 37th Street Proj.) Series 2009 A, 0.26% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,000,000	26,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
Series 1999 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	58,500,000	58,500,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	13,000,000	13,000,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	12,000,000	12,000,000
Series 2006 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	30,900,000	30,900,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (b)	6,600,000	6,600,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	21,800,000	21,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	32,470,000	32,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.27% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	14,200,000	14,200,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.27% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	3,600,000	3,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Shore Hill Hsg. Proj.) Series 2008 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)	$ 10,750,000	$ 10,750,000
(South Cove Plaza Proj.) Series A, 0.24% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	4,000,000	4,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	32,400,000	32,400,000
(Tribeca Park Proj.) Series 1997 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	62,300,000	62,300,000
(Union Square South Proj.) Series 1996 A, 0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	41,550,000	41,550,000
Series 2002 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	3,500,000	3,500,000
Series 2007 A:
0.23% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	148,335,000	148,334,998
0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	25,000,000	25,000,000
Series 2008 A:
0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,090,000	5,090,000
0.27% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	18,900,000	18,900,000
Series 2009 A, 0.24% 5/7/13, LOC Fannie Mae, VRDN (b)	5,000,000	5,000,000
Series 2012 A, 0.22% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	26,700,000	26,700,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ROCS II R 12299, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)	11,200,000	11,200,000
Series 2011 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	15,200,000	15,200,000
Series 2004 C2, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	4,000,000	4,000,000
Series 2004 C3, 0.21% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	33,000,000	33,000,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,280,000	5,280,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 12,170,000	$ 12,170,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.64% 5/7/13, LOC Citibank NA, VRDN (b)(e)	770,000	770,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN:
Series Putters 3357, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,260,000	3,260,000
Series Putters 4725, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,550,000	2,550,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3213, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	9,540,000	9,540,000
Series Putters 3330, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series Putters 3685, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series ROC II R11934, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,450,000	9,450,000
Series 2005 B3, 0.28% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (b)	124,430,000	124,430,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.27% 5/7/13, LOC RBS Citizens NA, VRDN (b)	5,400,000	5,400,000
		2,948,087,998
New York & New Jersey - 5.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	21,000,000	21,000,000
Series BA 07 1043, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (b)(f)	7,100,000	7,100,000
Series BA 08 1055, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.3% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,085,000	8,085,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series EGL 06 107 Class A, 0.27% 5/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	$ 87,600,000	$ 87,600,000
Series GS 08 31TP, 0.24% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,360,000	20,360,000
Series MS 3249, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	4,000,000	4,000,000
Series Putters 1546, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,430,000	12,430,000
Series Putters 2945, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,885,000	8,885,000
Series Putters 3114, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,790,000	15,790,000
Series Putters 3115, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,365,000	7,365,000
Series Putters 3862, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500,000	5,500,000
Series Putters 3991 Z, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.27% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	985,000	985,000
Series Putters 807, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,795,000	3,795,000
Series RBC O 18, 0.24% 5/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.24% 5/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.28% 5/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.27% 5/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	11,205,000	11,205,000
Series WF 08 2C, 0.26% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.3% 5/30/13, VRDN (b)(e)(g)	6,400,000	6,400,000
		311,640,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Non State Specific - 0.3%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 2012 B, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 10,800,000	$ 10,800,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series BC 12 10W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	5,000,000	5,000,000
		15,800,000
North Carolina - 0.5%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.26% 5/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	5,900,000	5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.27% 5/7/13, LOC Bank of America NA, VRDN (b)(e)	15,000,000	15,000,000
0.27% 5/7/13, LOC Bank of America NA, VRDN (b)(e)	4,750,000	4,750,000
		25,650,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (b)	1,400,000	1,400,000
Puerto Rico - 0.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	7,860,000	7,860,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.25% 5/1/13, LOC Bank of America NA, VRDN (b)	4,375,000	4,375,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.24% 5/7/13, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.27% 5/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.24% 5/7/13, LOC Fannie Mae, VRDN (b)(e)	3,500,000	3,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.24% 5/7/13 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
		21,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (b)(e)	$ 3,000,000	$ 3,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1047, 0.27% 5/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,800,000	5,800,000
Series Merlots 06 B21, 0.26% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,035,000	3,035,000
		11,835,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,382,982,998)		3,382,982,998
Other Municipal Debt - 34.9%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.4% tender 5/8/13, CP mode	1,000,000	1,000,000
0.4% tender 5/8/13, CP mode	2,900,000	2,900,000
		3,900,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 5/16/13, CP mode	2,000,000	2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.4% tender 5/8/13, CP mode (e)	7,500,000	7,500,000
		9,500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.4% tender 5/15/13, CP mode	4,200,000	4,200,000
0.45% tender 5/29/13, CP mode	1,800,000	1,800,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 5/13/13, CP mode	5,900,000	5,900,000
		11,900,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A2, 0.45% tender 5/16/13, CP mode (e)	$ 6,100,000	$ 6,100,000
Series 1990 A1, 0.4% tender 5/8/13, CP mode (e)	5,200,000	5,200,000
		11,300,000
New York - 31.9%
Albany Gen. Oblig. Bonds Series 2012 A, 2% 7/1/13	2,762,579	2,770,499
Bayport-Blue Point Union Free School District TAN 1.25% 6/27/13	8,500,000	8,513,133
Cheektowaga Gen. Oblig. BAN 1% 7/18/13	12,740,000	12,758,976
Connetquot Central School District:
BAN Series 2012, 1.5% 9/4/13	6,100,000	6,125,395
TAN 1.5% 6/27/13	32,400,000	32,462,829
Deer Park Union Free School District TAN 1.5% 6/27/13	14,500,000	14,528,704
East Aurora Union Free School District BAN 1.5% 12/12/13	14,980,000	15,092,288
East Hampton Union Free School District TAN 1.25% 6/27/13	8,000,000	8,012,359
Elwood Union Free School District TAN 1.25% 6/21/13	13,500,000	13,518,677
Hampton Bays Union Free School District TAN 1.5% 6/20/13	11,700,000	11,718,704
Herricks Union Free School District:
BAN 1.5% 5/15/13	6,285,000	6,287,859
TAN 1.5% 6/21/13	7,300,000	7,312,729
Huntington Union Free School District TAN 1.25% 6/21/13	21,800,000	21,831,387
Kings Park Central School District TAN 1.25% 6/21/13	13,800,000	13,819,092
Lindenhurst Unified Free School District TAN 1.25% 6/20/13	19,400,000	19,425,974
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.16% 5/7/13, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
0.18% 7/11/13, LOC JPMorgan Chase Bank, CP	47,100,000	47,100,000
Longwood Central School District TAN 1.25% 6/27/13	25,900,000	25,939,236
Middle Country Century School District:
BAN Series 2012, 1.5% 8/15/13	1,500,000	1,504,726
TAN 1.5% 6/27/13	31,100,000	31,161,116
Mount Sinai Union Free School District TAN 1.25% 6/27/13	9,000,000	9,013,720
Nassau County Interim Fin. Auth. Bonds:
Series 2009 A, 5% 11/15/13	1,000,000	1,025,957
Series 2013 B, 5% 11/15/13	2,000,000	2,052,145
Nassau Health Care Corp. Rev. Bonds Series 2009 D2, 0.19%, tender 7/29/13, LOC JPMorgan Chase Bank (b)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2005 G, 5% 8/1/13	4,000,000	4,048,355
Series 2007 C, 5% 1/1/14	715,000	737,448
Series 2008 A1, 5% 8/15/13	5,000,000	5,069,695
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig. Bonds: - continued
Series 2008 B1, 5% 9/1/13	$ 1,000,000	$ 1,016,245
Series 2008 C, 5% 8/1/13	2,050,000	2,074,486
Series 2009 C, 5% 8/1/13	7,575,000	7,666,532
Series 2009 K, 5% 8/1/13	4,000,000	4,048,080
Series 2011 A, 2.5% 8/1/13	2,000,000	2,011,652
Series 2011 B:
2.5% 8/1/13	1,800,000	1,810,272
5% 8/1/13	20,230,000	20,473,527
Series 2012 F, 2.5% 8/1/13	11,600,000	11,666,518
Series 2012 G1, 5% 4/1/14	2,245,000	2,343,417
Series 2013 E, 3% 8/1/13	15,900,000	16,012,914
Series 2013 G, 2% 8/1/13	2,620,000	2,631,963
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Bonds: Series 2010 BB, 5% 6/15/13	9,690,000	9,747,580
Series 2013:
0.18% 12/20/13, CP	41,500,000	41,500,000
0.18% 12/23/13, CP	14,300,000	14,300,000
Series 7, 0.17% 12/30/13, CP	55,800,000	55,800,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 1A, 3% 7/15/13	4,000,000	4,022,651
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2007 C1, 5% 11/1/13 (Pre-Refunded to 11/1/13 @ 100)	1,670,000	1,710,218
Series 2011 E, 5% 11/1/13	2,295,000	2,350,257
Series 2012 B, 3% 11/1/13	33,820,000	34,297,465
Series 2013 E, 4% 11/1/13	11,830,000	12,054,753
Series 2013 G, 2% 11/1/13	2,855,000	2,880,973
Series 2013, 4% 11/1/13	4,090,000	4,168,121
5% 11/1/13 (Escrowed to Maturity)	6,690,000	6,851,111
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds:
Series 2010:
4% 7/1/13	2,000,000	2,012,806
5% 7/1/13	4,900,000	4,939,320
Series 2012 A, 2% 7/1/13	6,980,000	7,000,676
New York Dorm. Auth. Rev.:
Bonds:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	3,535,000	3,567,428
Series A, 7.5% 5/15/13	8,875,000	8,899,597
Series 1998, 0.17% 7/11/13, CP	20,000,000	20,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds:
Series 2004 A, 5.25% 12/15/13	$ 1,025,000	$ 1,057,098
Series 2008 A, 5% 12/15/13	2,200,000	2,265,710
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2008 A, 0.26% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	46,345,000	46,345,000
Series 2013 A, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (b)	15,000,000	15,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	22,685,000	22,906,378
New York Metropolitan Trans. Auth. Rev.:
Series 2A:
0.16% 6/5/13, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
0.18% 7/11/13, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
0.18% 7/12/13, LOC TD Banknorth, NA, CP	12,250,000	12,250,000
Series 2B:
0.15% 5/6/13, LOC Barclays Bank PLC, CP	50,000,000	50,000,000
0.15% 5/6/13, LOC Barclays Bank PLC, CP	42,600,000	42,600,000
0.15% 5/9/13, LOC Barclays Bank PLC, CP	27,000,000	27,000,000
0.18% 5/7/13, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
Series 2C:
0.15% 5/8/13, LOC Royal Bank of Canada, CP	24,560,000	24,560,000
0.15% 5/8/13, LOC Royal Bank of Canada, CP	7,752,000	7,752,000
Series 2D:
0.16% 5/3/13, LOC Citibank NA, CP	82,400,000	82,400,000
0.2% 5/23/13, LOC Citibank NA, CP	20,000,000	20,000,000
0.21% 6/13/13, LOC Citibank NA, CP	20,100,000	20,100,000
New York Pwr. Auth.:
Bonds:
0.17%, tender 9/3/13 (b)	9,300,000	9,300,000
0.17%, tender 9/3/13 (b)	12,500,000	12,500,000
Series 1:
0.15% 5/1/13, CP	8,300,000	8,300,000
0.15% 5/6/13, CP	28,684,000	28,684,000
0.15% 5/15/13, CP	16,830,000	16,830,000
0.16% 5/9/13, CP	4,863,000	4,863,000
0.16% 5/9/13, CP	2,277,000	2,277,000
0.16% 5/9/13, CP	9,000,000	9,000,000
0.16% 6/5/13, CP	5,103,000	5,103,000
0.16% 6/6/13, CP	7,433,000	7,433,000
0.16% 7/12/13, CP	8,515,000	8,515,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
0.16% 7/12/13, CP	$ 3,000,000	$ 3,000,000
0.17% 6/5/13, CP	10,000,000	10,000,000
0.17% 6/13/13, CP	2,219,000	2,219,000
0.17% 7/15/13, CP	17,680,000	17,680,000
0.18% 5/14/13, CP	11,000,000	11,000,000
0.18% 7/9/13, CP	8,300,000	8,300,000
0.18% 7/15/13, CP	21,900,000	21,900,000
0.18% 12/10/13, CP	25,203,000	25,203,000
Series 1. 0.15% 5/14/13, CP	13,886,000	13,886,000
Series 2:
0.15% 5/6/13, CP	20,229,000	20,229,000
0.16% 5/1/13, CP	7,460,000	7,460,000
0.16% 8/7/13, CP	8,932,000	8,932,000
0.17% 7/17/13, CP	9,306,000	9,306,000
0.18% 7/9/13, CP	13,436,000	13,436,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 0.23% 5/7/13, LOC Bank of Nova Scotia, VRDN (b)(e)	13,500,000	13,500,000
Series 2010 A3, 0.23% 5/7/13, LOC Bank of Nova Scotia, VRDN (b)(e)	25,700,000	25,700,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2012 E, 2% 5/15/13	2,600,000	2,601,776
New York State Gen. Oblig. Bonds:
Series 2011 C, 5% 9/1/13	5,000,000	5,081,494
Series 2013 C, 5% 10/15/13	1,990,000	2,033,504
Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,000,000	4,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	5,000,000	5,218,272
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2012 A:
3% 4/1/14	2,890,000	2,963,540
5% 4/1/14	3,000,000	3,131,310
New York Urban Dev. Corp. Rev. Bonds:
Series 2010 A1, 5% 1/1/14	10,455,000	10,786,797
Series 2010 A2, 5% 1/1/14	3,380,000	3,486,181
Series 2010 B, 5% 1/1/14	5,970,000	6,159,493
Series 2013 A2, 2% 3/15/14	2,445,000	2,483,359
Oceanside Union Free School District TAN 1% 6/20/13	14,800,000	14,815,358
Riverhead Central School District TAN 1.25% 6/27/13	16,200,000	16,225,801
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Rochester Gen. Oblig. Bonds:
Series 2013 II, 3% 2/1/14	$ 5,725,000	$ 5,842,430
Series I, 1% 8/15/13	1,200,000	1,202,470
Rocky Point Union Free School District TAN 1.25% 6/27/13	5,000,000	5,007,083
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	33,500,000	33,696,440
Shoreham-Wading River Central School District TAN 1.25% 6/27/13	6,500,000	6,507,805
Smithtown Central School District TAN 2.5% 6/28/13	32,500,000	32,617,188
Syosset Central School District TAN 2.5% 6/21/13	10,100,000	10,132,422
Tarrytown Gen. Oblig. BAN:
0.75% 10/17/13	5,681,360	5,695,252
2% 10/18/13	7,304,910	7,364,284
Three Village Central School District TAN 1.5% 6/27/13	15,300,000	15,330,587
Tobacco Settlement Fing. Corp. Bonds:
Series 2011 B, 4% 6/1/13	11,500,000	11,536,813
Series 2011:
2% 6/1/13	1,000,000	1,001,475
4% 6/1/13	12,625,000	12,664,735
West Babylon Union Free School District TAN 1.25% 6/28/13	14,500,000	14,523,287
Westhampton Beach Union Free School District TAN 1% 6/27/13	8,900,000	8,910,819
		1,696,576,726
New York & New Jersey - 2.3%
Port Auth. of New York & New Jersey:
Bonds 69th Series, 4% 10/15/13 (e)	5,000,000	5,086,587
Series 2012, 0.19% 5/2/13, CP (e)	13,970,000	13,970,000
Series 2013 A:
0.16% 5/14/13, CP (e)	21,770,000	21,770,000
0.16% 8/1/13, CP (e)	3,070,000	3,070,000
0.17% 6/6/13, CP (e)	15,950,000	15,950,000
0.17% 6/19/13, CP (e)	18,530,000	18,530,000
0.17% 7/10/13, CP (e)	9,755,000	9,755,000
Series 2013 B:
0.15% 6/11/13, CP	13,960,000	13,960,000
0.17% 8/14/13, CP	8,330,000	8,330,000
Series 2013, 0.17% 6/11/13, CP (e)	12,020,000	12,020,000
		122,441,587
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 5/13/13, CP mode (e)	$ 600,000	$ 600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,856,218,313)		1,856,218,313
Investment Company - 0.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.22% (c)(d) (Cost $3,001,000)	3,001,000	3,001,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $5,242,202,311)		5,242,202,311
NET OTHER ASSETS (LIABILITIES) - 1.5%		80,738,006
NET ASSETS - 100%		$ 5,322,940,317
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,400,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.3% 5/30/13, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 24,751
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2013, the cost of investment securities for income tax purposes was $5,242,202,311.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2013

1.800352.109

SNM-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.5%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3755, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.38% 5/7/13, VRDN (a)	2,200,000	2,200,000
0.4% 5/7/13, VRDN (a)	3,000,000	3,000,000
		5,200,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.4% 5/7/13, VRDN (a)	2,700,000	2,700,000
New York - 53.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.3% 5/7/13, LOC Bank of America NA, VRDN (a)	1,715,000	1,715,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.3% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Subseries 2001 2B, 0.2% 5/1/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	19,060,000	19,060,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/13, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,700,000	3,700,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1052, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	9,395,000	9,395,000
Series BA 08 1131, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,215,000	2,215,000
Series Putters 2951, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3793, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 5,000,000	$ 5,000,000
Series ROC II R 14045, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	1,200,000	1,200,000
Series 2003 C2, 0.23% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,560,000	5,560,000
Series 2004 A2, 0.28% 5/7/13, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Series 2004 H6, 0.23% 5/7/13, LOC Bank of America NA, VRDN (a)	1,710,000	1,710,000
Series 2006 I7, 0.29% 5/7/13, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Series 2008 J6, 0.2% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,005,000	2,005,000
Series 2013 A3, 0.19% 5/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,100,000	2,100,000
Series A10, 0.21% 5/1/13, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.24% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,390,000	2,390,000
(Beekman Tower Proj.) Series 2008 A, 0.23% 5/7/13, LOC RBS Citizens NA, VRDN (a)	8,300,000	8,300,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.24% 5/7/13, LOC Freddie Mac, VRDN (a)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.25% 5/7/13, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
(Two Gold Street Proj.) Series 2006 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (a)	9,800,000	9,800,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.25% 5/7/13, LOC RBS Citizens NA, VRDN (a)	19,000,000	19,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,155,000	1,155,000
(Planned Parenthood Proj.) 0.31% 5/7/13, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,012,000	3,012,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series BC 13 3WX, 0.22% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 1,500,000	$ 1,500,000
Series MS 3262 X, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600,000	7,600,000
Series Putters 1289, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	830,000	830,000
Series Putters 3223, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,330,000	8,330,000
Series Putters 3384, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series putters 4077, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,780,000	2,780,000
Series 2008 B3, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (a)	2,125,000	2,125,000
Series 2009 BB1, 0.2% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2009 BB2, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,905,000	14,905,000
Series 2012 B, 0.18% 5/1/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	14,790,000	14,790,000
Series 2013 AA-1, 0.16% 5/1/13 (Liquidity Facility PNC Bank NA), VRDN (a)	2,400,000	2,400,000
Series FF, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (a)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1190, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,610,000	5,610,000
Series BC 11 7B, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series Putters 3857, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series 2001 B, 0.21% 5/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	10,400,000	10,400,000
Series 2003 A2, 0.21% 5/2/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 C2, 0.2% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000,000	2,000,000
Series 2003 C4, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,900,000	10,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3518, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,445,000	$ 1,445,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.25% 5/7/13, LOC HSBC Bank USA, NA, VRDN (a)	2,465,000	2,465,000
(College of New Rochelle Proj.) Series 2008, 0.28% 5/7/13, LOC RBS Citizens NA, VRDN (a)	15,900,000	15,900,000
(Culinary Institute of America Proj.) Series 2004 D, 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	10,050,000	10,050,000
(Rockefeller Univ. Proj.) Series 2009 B, 0.2% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,600,000	3,600,000
(The Culinary Institute of America Proj.) Series 2006, 0.21% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
Participating VRDN:
Series EGL 06 47 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	37,905,000	37,905,000
Series ROC II R 11722, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,535,000	7,535,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.24% 5/7/13, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (a)	2,325,000	2,325,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.28% 5/7/13, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.3% 5/7/13, LOC Bank of America NA, VRDN (a)	10,800,000	10,800,000
(505 West 37th Street Proj.) Series 2009 A, 0.26% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,000,000	5,000,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (a)	25,600,000	25,600,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.21% 5/7/13, LOC Freddie Mac, VRDN (a)	2,500,000	2,500,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.24% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	575,000	575,000
Series 2008 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (a)	10,700,000	10,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2009 A, 0.24% 5/7/13, LOC Fannie Mae, VRDN (a)	$ 20,800,000	$ 20,800,000
Series 2010 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (a)	10,700,000	10,700,000
Series 2012 A, 0.22% 5/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,300,000	3,300,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	13,985,000	13,985,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2005 B3, 0.28% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (a)	54,535,000	54,535,004
Westchester County Indl. Agcy. Rev.:
Series 2001, 0.27% 5/7/13, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Series 2005 B, 0.25% 5/7/13, LOC TD Banknorth, NA, VRDN (a)	6,445,000	6,445,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
		572,247,004
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (a)(d)	7,075,000	7,075,000
Series ROC II R 11439, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series 1997 2, 0.27% 5/30/13, VRDN (a)(e)	1,500,000	1,500,000
Series 2008 2, 0.27% 5/7/13, VRDN (a)	13,810,000	13,810,000
		29,585,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Non State Specific - 0.4%
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series BC 12 9 W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 4,100,000	$ 4,100,000
North Carolina - 0.7%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.26% 5/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	7,650,000	7,650,000
Ohio - 1.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.41% 5/7/13, VRDN (a)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.27% 5/7/13, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
		15,600,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (a)	300,000	300,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,100,000	2,100,000
Texas - 0.3%
North Texas Tollway Auth. Rev. Series 2011 A, 0.24% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	3,000,000	3,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $645,982,004)		645,982,004
Other Municipal Debt - 38.5%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 5/16/13, CP mode	2,700,000	2,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.45% tender 5/29/13, CP mode	5,100,000	5,100,000
New York - 37.1%
Bayport-Blue Point Union Free School District TAN 1.25% 6/27/13	2,000,000	2,003,090
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Connetquot Central School District:
BAN Series 2012, 1.5% 9/4/13	$ 1,400,000	$ 1,405,828
TAN 1.5% 6/27/13	7,600,000	7,614,738
Deer Park Union Free School District TAN 1.5% 6/27/13	3,500,000	3,506,929
East Aurora Union Free School District BAN 1.5% 12/12/13	3,300,000	3,324,736
Hampton Bays Union Free School District TAN 1.5% 6/20/13	2,800,000	2,804,476
Herricks Union Free School District TAN 1.5% 6/21/13	1,700,000	1,702,964
Huntington Union Free School District TAN 1.25% 6/21/13	5,200,000	5,207,487
Kings Park Central School District TAN 1.25% 6/21/13	3,200,000	3,204,427
Lindenhurst Unified Free School District TAN 1.25% 6/20/13	4,600,000	4,606,159
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.16% 5/7/13, LOC JPMorgan Chase Bank, CP	22,200,000	22,200,000
0.18% 7/11/13, LOC JPMorgan Chase Bank, CP	11,900,000	11,900,000
Longwood Central School District TAN 1.25% 6/27/13	6,100,000	6,109,241
Massapequa Union Free School District TAN 1.25% 6/20/13	6,500,000	6,508,683
Middle Country Century School District:
BAN Series 2012, 1.5% 8/15/13	375,000	376,182
TAN 1.5% 6/27/13	7,400,000	7,414,542
Nassau County Interim Fin. Auth. Bonds Series 2009 A, 5% 11/15/13	1,000,000	1,025,673
Nassau Health Care Corp. Rev. Bonds Series 2009 D2, 0.19%, tender 7/29/13, LOC JPMorgan Chase Bank (a)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2005 G, 4% 8/1/13	800,000	807,347
Series 2005 O, 5% 8/1/13	1,295,000	1,310,575
Series 2009 C:
3% 8/1/13	1,150,000	1,157,853
3% 8/1/13 (Escrowed to Maturity)	600,000	604,097
5% 8/1/13	1,885,000	1,907,695
Series 2009 K, 5% 8/1/13	1,000,000	1,012,020
Series 2009, 3% 8/1/13	1,055,000	1,062,539
Series 2011 B, 5% 8/1/13	3,100,000	3,137,530
Series 2012 F, 2.5% 8/1/13	2,800,000	2,816,056
Series 2012 G1, 5% 4/1/14	1,415,000	1,477,042
Series 2013 E, 3% 8/1/13	3,485,000	3,509,749
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013, 0.18% 12/23/13, CP	10,800,000	10,800,000
Series 7, 0.17% 12/30/13, CP	10,700,000	10,700,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2004 D2, 5% 11/1/13	1,000,000	1,024,217
Series 2010 E, 5% 11/1/13	1,000,000	1,024,020
Series 2012 B, 3% 11/1/13	6,700,000	6,794,589
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds: - continued
Series 2013 G, 2% 11/1/13	$ 600,000	$ 605,458
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds:
Series 2010, 5% 7/1/13	1,100,000	1,108,827
Series 2012 A, 2% 7/1/13	1,600,000	1,604,740
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 8/15/13	1,540,000	1,561,408
New York Dorm. Auth. Revs. Bonds Series A, 7.5% 5/15/13	900,000	902,495
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2002 K, 5.5% 6/15/13	1,000,000	1,006,468
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds Series 2009 A, 3.5% 12/15/13	2,500,000	2,551,284
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	3,700,000	3,736,039
New York Metropolitan Trans. Auth. Rev.:
Series 2B:
0.15% 5/6/13, LOC Barclays Bank PLC, CP	21,490,000	21,490,000
0.15% 5/9/13, LOC Barclays Bank PLC, CP	5,300,000	5,300,000
Series 2C:
0.15% 5/8/13, LOC Royal Bank of Canada, CP	4,040,000	4,040,000
0.15% 5/8/13, LOC Royal Bank of Canada, CP	2,298,000	2,298,000
Series 2D:
0.16% 5/3/13, LOC Citibank NA, CP	43,600,000	43,600,000
0.21% 6/13/13, LOC Citibank NA, CP	3,900,000	3,900,000
New York Pwr. Auth.:
Bonds:
0.17%, tender 9/3/13 (a)	1,805,000	1,805,000
0.17%, tender 9/3/13 (a)	2,400,000	2,400,000
Series 1:
0.15% 5/1/13, CP	1,700,000	1,700,000
0.15% 5/6/13, CP	3,575,000	3,575,000
0.15% 5/15/13, CP	3,300,000	3,300,000
0.16% 6/5/13, CP	3,848,000	3,848,000
0.16% 6/6/13, CP	1,500,000	1,500,000
0.16% 7/12/13, CP	3,193,000	3,193,000
0.17% 7/15/13, CP	2,700,000	2,700,000
0.18% 5/14/13, CP	8,331,000	8,331,000
0.18% 7/9/13, CP	1,700,000	1,700,000
0.18% 7/15/13, CP	6,900,000	6,900,000
0.18% 12/10/13, CP	29,585,000	29,585,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1. 0.15% 5/14/13, CP	$ 2,800,000	$ 2,800,000
Series 2:
0.16% 5/1/13, CP	7,959,000	7,959,000
0.17% 7/17/13, CP	1,270,000	1,270,000
0.18% 7/9/13, CP	5,335,000	5,335,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2012 E, 1% 11/15/13	1,495,000	1,501,147
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,900,000	4,900,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/13	1,400,000	1,441,179
Series 2010 A2, 5% 1/1/14	800,000	824,896
Oceanside Union Free School District TAN 1% 6/20/13	3,700,000	3,703,839
Riverhead Central School District TAN 1.25% 6/27/13	3,800,000	3,806,052
Sag Hbr. Union Free School District TAN 1.25% 6/20/13	10,000,000	10,012,607
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	6,500,000	6,538,115
Shoreham-Wading River Central School District TAN 1.25% 6/27/13	1,500,000	1,501,801
Smithtown Central School District TAN 2.5% 6/28/13	7,500,000	7,527,043
Syosset Central School District TAN 2.5% 6/21/13	2,400,000	2,407,704
Tarrytown Gen. Oblig. BAN 2% 10/18/13	1,700,000	1,713,818
Three Village Central School District TAN 1.5% 6/27/13	3,700,000	3,707,397
Tobacco Settlement Fing. Corp. Bonds:
Series 2011 B, 4% 6/1/13	7,255,000	7,278,321
Series 2011:
2% 6/1/13	6,000,000	6,008,519
4% 6/1/13	4,125,000	4,138,042
Westhampton Beach Union Free School District TAN 1% 6/27/13	2,100,000	2,102,553
		396,679,236
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Series 2013 B:
0.15% 6/11/13, CP	2,700,000	2,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Series 2013 B: - continued
0.15% 6/18/13, CP	$ 2,080,000	$ 2,080,000
0.17% 7/9/13, CP	2,665,000	2,665,000
		7,445,000
TOTAL OTHER MUNICIPAL DEBT (Cost $411,924,236)		411,924,236
Investment Company - 0.9%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c) (Cost $9,461,000)	9,461,000	9,461,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,067,367,240)		1,067,367,240
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,473,757
NET ASSETS - 100%		$ 1,068,840,997
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/31/11	$ 4,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.27% 5/30/13, VRDN	1/3/13	$ 1,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 4,286
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2013, the cost of investment securities for income tax purposes was $1,067,367,240.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013